CAPITAL STOCK	6 Months Ended
Jun. 30, 2014
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 6 - CAPITAL STOCK

At March 31, 2014 the Company's authorized capital stock was 1,000,000,000 shares of Common Stock, par value $0.0001 per share, and 5,000,000 shares of Preferred Stock, par value $0.0001 per share.  On that date, the Company had outstanding 107,567,223 shares of Common Stock, and no shares of Preferred Stock.

During the three months ended June 30, 2014, we issued shares of in the following transactions:

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8,958,140 shares of Common Stock valued at $1,737,599 for services.

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3,043,751 shares of Common Stock valued at $426,125 were issued in payment of compensation.

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1,213,000 shares of Common Stock valued at $135,856 were issued for the acquisition of gaming equipment.